Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Vesting Schedule	Vested Vesting percentage 2 but less than 3 years 20% 3 but less than 4 years 40% 4 but less than 5 years 60% 5 or more years 100%